DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Corporate Credit Fund

Diamond Hill High Yield Fund

(Each a Fund or Series of the Diamond Hill Funds)

Supplement Dated January 3, 2017 to Prospectus Dated February 28, 2016

Effective January 1, 2017, Diamond Hill Capital Management, Inc., the Adviser for the Diamond Hill Funds, reduced its management fee for the (i) Diamond Hill Mid Cap Fund (the “Mid Cap Fund”) from an annual rate of 0.65% to 0.60% of the Mid Cap Fund’s average daily net assets, (ii) Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”) from an annual rate of 1.00% to 0.95% of the Research Opportunities Fund’s average daily net assets, and (iii) Diamond Hill Financial Long-Short Fund (“F-LS Fund”) from 1.00% to 0.95% of the F-LS Fund’s average daily net assets.

Accordingly, the prospectus is updated as follows:

On pages 7, 19, and 23, the Annual Fund Operating Expenses table and the Expense Example section are each deleted in their entirety and replaced with the following:

Page 7 – Mid Cap Fund

	Class A	Class I	Class Y
Management fees	0.60%	0.60%	0.60%
Distribution (12b-1) fees	0.25%	None	None
Other expenses	0.24%	0.19%	0.09%

Total annual fund operating expenses	1.09%	0.79%	0.69%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$606	$829	$1,071	$1,762
Class I	Sold or Held	81	252	439	978
Class Y	Sold or Held	70	221	384	859

Page 19 – Research Opportunities Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class Y
Management fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses
Administration fees	0.24%	0.24%	0.19%	0.09%
Dividend expenses and fees on short sales	0.34%	0.34%	0.34%	0.34%
Total other expenses	0.58%	0.58%	0.53%	0.43%

Total annual fund operating expenses	1.78%	2.53%	1.48%	1.38%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$672	$1,032	$1,416	$2,490
Class C	Sold	356	788	1,345	2,866
	Held	256	788	1,345	2,866
Class I	Sold or Held	151	468	808	1,768
Class Y	Sold or Held	140	437	755	1,657

Page 23 – Financial Long-Short Fund

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.95%	0.95%	0.95%
Distribution (12b-1) fees	0.25%	1.00%	None
Other expenses
Administration fees	0.24%	0.24%	0.19%
Dividend expenses and fees on short sales	0.36%	0.36%	0.36%
Total other expenses	0.60%	0.60%	0.55%

Total annual fund operating expenses	1.80%	2.55%	1.50%

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$674	$1,038	$1,426	$2,510
Class C	Sold	358	793	1,355	2,885
	Held	258	793	1,355	2,885
Class I	Sold or Held	153	474	818	1,791

On page 38, the table reflecting the annual fee that each of the Funds is authorized to pay the Adviser for its management services is updated to change the management fee for the (i) Mid Cap Fund from 0.65% to 0.60%, (ii) Research Opportunities Fund from 1.00% to 0.95%, and (iii) F-LS Fund from 1.00% to 0.95%.

This Supplement and the Statutory Prospectus dated February 28, 2016, provide the information a prospective investor ought to know before investing and should be retained for future reference.